UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	6/30/02

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Offit Hall Capital Management LLC
Address:	One Maritime Plaza, Suite 1450
		San Francisco, CA  94111

Form 13F File Number:	28-7014

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William J. Powers
Title:	Chief Operating Officer
Phone:	415-288-0544

Signature, Place and Date of Signing:

William J. Powers		San Francisco, CA   	July 26, 2002
	[Signature]		  [City, State]		   [Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			    -0-

Form 13F Information Table Entry Total:			28

Form 13F Information Table Value Total:		$156,486 (thousands)


List of Other Included Managers:

NONE

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

NAME OF ISSUER			TITLE OF	CUSIP			VALUE			SHARES		INV	OTH.	VOTING
					CLASS					(X $1000)				DISC	MGRS	AUTH

American Intl Group Inc		COM		026874107		79			1,158		SOLE	N/A	SOLE
Amerus Group CO			Com		03072M108		89			2,400		SOLE	N/A	SOLE
Anheuser Busch Cos Inc		COM		035229103		100			2,000		SOLE	N/A	SOLE
Bausch & Lomb Inc			COM		071707103		85			2,500		SOLE	N/A	SOLE
Berkley W R Corp			COM		084423102		77			1,400		SOLE	N/A	SOLE
Convergys Corp.			COM		212485106		58			3,000		SOLE	N/A	SOLE
Echelon Corporation			COM		27874N105		151			11,750		SOLE	N/A	SOLE
Echostar Communication Corp	Class A	278762109		61			3,300		SOLE	N/A	SOLE
Gap Inc.				COM		364760108		143,447		10,101,875	SOLE	N/A	SOLE
Gartner Group Inc.	   	CLASS A COM		366651107		10,100			1,000,000	SOLE	N/A	SOLE
Kinder Morgan Inc			COM		49455P101		152			4,000		SOLE	N/A	SOLE
Liberty Media Corp			Class A	530718105		80			8,000		SOLE	N/A	SOLE
Manor Care Inc			COM		564055101		113			4,900		SOLE	N/A	SOLE
Mattel Inc				COM		577081102		527			25,000		SOLE	N/A	SOLE
Moore Corporation Limited		COM		615785102		86			7,500		SOLE	N/A	SOLE
Nexmed Inc				COM		652903105		7			2,800		SOLE	N/A	SOLE
Pitney Bowes Inc			COM		724479100		103			2,600		SOLE	N/A	SOLE
San Juan Basin Rty Tr		Unit		798241105		27			2,450		SOLE	N/A	SOLE
Servicemaster Company		COM		81760N109		80			5,800		SOLE	N/A	SOLE
Six Flags Inc				COM		83001P109		92			6,400		SOLE	N/A	SOLE
Starmedia Network Inc		COM		855546107		0			3,010		SOLE	N/A	SOLE
Station Casinos Inc			COM		857689103		120			6,700		SOLE	N/A	SOLE
Valuevision Media Inc		Class A 	92047K107		93			5,100		SOLE	N/A	SOLE
Viacom Inc				Class B	925524308		100			2,246		SOLE	N/A	SOLE
Waste Management Inc		COM		94106L109		78			3,000		SOLE	N/A	SOLE
Western Wireless Corp		Class A	95988E204		43			13,363		SOLE	N/A	SOLE
Westwood One Inc			COM		961815107		167			5,000		SOLE	N/A	SOLE
WPP Group PLC				ADR		929309300		372			8,428		SOLE	N/A	SOLE







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